CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 217,567	$ 373,084
Trade accounts receivable, net of allowances of $9,771 in 2013 and $7,252 in 2012	614,053	619,761
Other receivables	38,995	36,311
Inventories
Finished and in process	158,256	159,193
Materials and supplies	252,531	224,079
Prepaid expenses	57,666	65,395
Deferred income taxes	39,406	22,073
Total Current Assets	1,378,474	1,499,896
Property, Plant and Equipment, Net	1,021,920	1,034,906
Goodwill	1,099,207	1,110,505
Other Intangible Assets, Net	243,920	276,809
Long-term Deferred Income Taxes	67,364	90,936
Other Assets	168,406	163,013
Total Assets	3,979,291	4,176,065
Current Liabilities
Payable to suppliers	491,809	426,786
Accrued expenses and other	261,895	281,532
Accrued wages and other compensation	69,671	56,004
Notes payable and current portion of long-term debt	35,201	273,608
Accrued taxes	8,649	6,305
Total Current Liabilities	867,225	1,044,235
Long-term Debt	946,257	1,099,454
Pension and Other Postretirement Benefits	263,718	461,881
Deferred Income Taxes	128,006	15,649
Other Liabilities	48,760	51,632
Commitments and Contingencies
Sonoco Shareholders' Equity
Preferred shares, no par value Authorized 300,000 shares 0 shares issued and outstanding at December 31, 2013 and 2012, respectively
Common shares, no par value Authorized 300,000 shares 102,147 and 100,847 shares issued and outstanding at December 31, 2013 and 2012, respectively	7,175	7,175
Capital in excess of stated value	457,190	445,492
Accumulated other comprehensive loss	(358,520)	(475,826)
Retained earnings	1,604,892	1,512,145
Total Sonoco Shareholders' Equity	1,710,737	1,488,986
Noncontrolling Interests	14,588	14,228
Total Equity	1,725,325	1,503,214
Total Liabilities and Equity	$ 3,979,291	$ 4,176,065